Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets consisted of the following:
September 30, 2024	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,185,633	$752,9043	$432,729	5.42
December 31, 2023	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$703,623	$532,010	6.61
Intangible assets consisted of the following:
December 31, 2023	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$703,623	$532,010	6.61
December 31, 2022	Gross Amount	Accumulated Amortization	Net Balance	Weighted Average Remaining Useful Life
Licenses	$1,235,633	$621,247	$614,386	7.58

Schedule of Estimated Future Annual Amortization Expense Related to Intangible Assets

The following table outlines the estimated future annual amortization expense related to intangible assets as of September 30, 2024:

Year Ending December 31,
2024	$19,761
2025	79,042
2026	79,042
2027	79,042
2028	79,042
Thereafter	96,800
Total	$432,729
The following table outlines the estimated future annual amortization expense related to intangible assets as of December 31, 2023:
Years ended December 31,
2024	$82,376
2025	82,376
2026	82,376
2027	82,376
2028	82,376
Thereafter	120,130
Total	$532,010